UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07540

Global High Income Fund Inc.

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
1285 Avenue of the Americas
New York, NY 10019-6028
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1900 K Street, N.W.
Washington, DC 20006

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2013

Item 1. Schedule of Investments

Global High Income Fund Inc.

Industry diversification (unaudited)
As a percentage of net assets
As of July 31, 2013
Bonds
Corporate bonds
Building products	0.08%
Capital markets	0.16
Commercial banks	6.66
Construction materials	0.15
Diversified financial services	1.19
Electric utilities	2.57
Food products	0.08
Machinery	0.43
Metals & mining	0.76
Oil, gas & consumable fuels	5.20
Paper & forest products	0.21
Road & rail	0.86
Specialty retail	0.23
Total corporate bonds	18.58%
Non-US government obligations	66.74
Convertible bond	1.38
Structured notes	6.16
Total bonds	92.86%
Short-term investment	4.15
Options purchased	0.09
Total investments	97.10%
Cash and other assets, less liabilities	2.90
Net assets	100.00%

Global High Income Fund Inc.

Portfolio of investments — July 31, 2013 (unaudited)

	Face amount		Value
Bonds — 92.86%
Corporate bonds — 18.58%
Argentina — 0.08%
WPE International Cooperatief UA,
10.375%, due 09/30/20[1]		$300,000	$219,000
Brazil — 2.40%
Banco do Brasil SA,
5.875%, due 01/26/22[2]		1,900,000	1,826,375
Caixa Economica Federal,
2.375%, due 11/06/17[2]		200,000	185,860
Centrais Eletricas Brasileiras SA,
5.750%, due 10/27/21[1]		2,200,000	2,144,780
5.750%, due 10/27/21[2]		500,000	487,450
State of Minas Gerais,
5.333%, due 02/15/28[2]		1,600,000	1,532,000
			6,176,465
China — 0.65%
China Automation Group Ltd.,
7.750%, due 04/20/16		1,150,000	1,098,250
China Liansu Group Holdings Ltd.,
7.875%, due 05/13/16[1]		200,000	205,000
China Shanshui Cement Group Ltd.,
10.500%, due 04/27/17[1]		360,000	374,400
			1,677,650
Croatia — 0.08%
Agrokor DD,
8.875%, due 02/01/20[2]		200,000	211,800
Czech Republic — 0.19%
EP Energy AS,
5.875%, due 11/01/19[2]	EUR	350,000	499,520
Indonesia — 1.07%
Majapahit Holding BV,
7.250%, due 06/28/17[2]		$100,000	109,625
Pertamina Persero PT,
4.300%, due 05/20/23[2]		200,000	179,250
5.625%, due 05/20/43[2]		1,000,000	819,500
6.000%, due 05/03/42[2]		1,700,000	1,470,500
6.500%, due 05/27/41[1]		200,000	185,000
			2,763,875
Kazakhstan — 0.78%
Development Bank of Kazakhstan JSC,
5.500%, due 12/20/15[2]		264,000	277,530
Kazakhstan Temir Zholy Finance BV,
6.950%, due 07/10/42[1]		350,000	356,125
6.950%, due 07/10/42[2]		750,000	763,125
KazMunayGas National Co.,
5.750%, due 04/30/43[2]		700,000	615,125
			2,011,905
Malaysia — 1.69%
Malayan Banking Bhd,
3.250%, due 09/20/22[1,3]		4,400,000	4,349,224

Global High Income Fund Inc.

Portfolio of investments — July 31, 2013 (unaudited)

	Face amount		Value
Mexico — 1.24%
Comision Federal de Electricidad,
5.750%, due 02/14/42[2]		$500,000	$473,750
Grupo Papelero Scribe SA,
8.875%, due 04/07/20[1]		550,000	533,500
Pemex Project Funding Master Trust,
6.625%, due 06/15/35		2,050,000	2,193,500
			3,200,750
Mongolia — 0.08%
Mongolian Mining Corp.,
8.875%, due 03/29/17[1]		360,000	216,000
Peru — 0.52%
Banco de Credito del Peru,
5.375%, due 09/16/20[1]		900,000	931,500
El Fondo MIVIVIENDA SA,
3.500%, due 01/31/23[2]		450,000	399,375
			1,330,875
Philippines — 1.33%
Power Sector Assets & Liabilities
Management Corp.
9.625%, due 05/15/28		2,360,000	3,416,100
Russia — 2.24%
RSHB Capital SA for OJSC
Russian Agricultural Bank,
7.125%, due 01/14/14[2]		300,000	306,876
SB Capital SA,
5.180%, due 06/28/19[1]		2,550,000	2,626,245
5.717%, due 06/16/21[1]		330,000	342,787
VEB Finance Ltd.,
6.025%, due 07/05/22[2]		200,000	210,000
6.800%, due 11/22/25[1]		900,000	969,750
6.800%, due 11/22/25[2]		1,000,000	1,077,500
6.902%, due 07/09/20[2]		200,000	223,500
			5,756,658
Singapore — 1.28%
DBS Bank Ltd.,
3.625%, due 09/21/22[1,3]		200,000	202,696
Oversea-Chinese Banking Corp.
Ltd.,
3.150%, due 03/11/23[1,3]		1,500,000	1,485,855
3.750%, due 11/15/22[1,3]		700,000	712,369
United Overseas Bank Ltd.,
2.875%, due 10/17/22[1,3]		900,000	886,041
			3,286,961
South Africa — 0.66%
Edcon Pty Ltd.,
9.500%, due 03/01/18[1]		300,000	278,250
9.500%, due 03/01/18[2]		350,000	324,625
Transnet Ltd.,
Series 2, 10.000%, due 03/30/29	ZAR	12,000,000	1,109,064
			1,711,939
Turkey — 0.75%
Export Credit Bank of Turkey,
5.375%, due 11/04/16[2]		$700,000	719,250
5.875%, due 04/24/19[2]		400,000	410,000

Global High Income Fund Inc.

Portfolio of investments — July 31, 2013 (unaudited)

	Face amount		Value
Turkiye Halk Bankasi AS,
4.875%, due 07/19/17[2]		$800,000	$790,000
			1,919,250
Ukraine: 1.12%
Biz Finance PLC,
11.000%, due 02/03/14[4]	UAH	15,000,000	1,678,967
NAK Naftogaz Ukraine,
9.500%, due 09/30/14		$1,220,000	1,213,900
			2,892,867
United Arab Emirates — 0.68%
IPIC GMTN Ltd.,
5.500%, due 03/01/22[1]		1,620,000	1,749,600
Venezuela — 1.74%
Petroleos de Venezuela SA,
5.250%, due 04/12/17[1]		530,000	433,606
5.375%, due 04/12/27[1]		1,150,000	669,875
8.500%, due 11/02/17[1]		780,000	715,182
8.500%, due 11/02/17[2]		1,500,000	1,375,350
9.000%, due 11/17/21[1]		120,000	100,500
9.750%, due 05/17/35[1]		1,500,000	1,182,750
			4,477,263

Total corporate bonds
(cost $48,132,983)			47,867,702
Non-US government obligations — 66.74%
Albania — 0.96%
Republic of Albania,
7.500%, due 11/04/15	EUR	1,800,000	2,460,770
Argentina —1.94%
Republic of Argentina,
6.055%, due 12/15/35[5]		2,200,000	102,875
6.266%, due 12/15/35[5]		$15,601,737	597,815
6.266%, due 12/15/35[5]		14,290,000	554,698
Series VII, 7.000%, due
09/12/13		675,000	676,069
7.000%, due 10/03/15		1,000,000	918,861
Series X, 7.000%, due
04/17/17		1,150,000	959,771
7.820%, due 12/31/33	EUR	367,197	286,994
Series NY, 8.280%, due
12/31/33		$351,485	212,649
Series 1, 8.750%, due
06/02/17		872,897	683,042
			4,992,774
Belarus — 1.81%
Republic of Belarus,
8.750%, due 08/03/15[1]		4,550,000	4,504,500
8.950%, due 01/26/18[1]		150,000	148,125
			4,652,625
Brazil — 9.58%
Federative Republic of Brazil,
5.625%, due 01/07/41		750,000	742,500
6.000%, due 08/15/50[6]	BRL	2,585,000	2,841,067
Letras do Tesouro Nacional,
6.898%, due 04/01/14[7]		8,650,000	3,575,713
Notas do Tesouro Nacional,
Series B,
6.000%, due 08/15/16[6]		4,100,000	4,138,851
6.000%, due 05/15/45[6]		9,250,000	10,177,298
Series F,

Global High Income Fund Inc.

Portfolio of investments — July 31, 2013 (unaudited)

	Face amount		Value
10.000%, due 01/01/17	BRL	1,280,000	$545,339
10.000%, due 01/01/21		6,428,000	2,660,882
			24,681,650
Chile — 0.16%
Bonos del Banco Central de
Chile en Pesos,
6.000%, due 02/01/21	CLP	140,000,000	277,298
6.000%, due 03/01/22		70,000,000	143,462
			420,760
China — 0.21%
China Government Bond,
2.480%, due 12/01/20	CNY	3,500,000	542,232
Colombia — 2.14%
Republic of Colombia,
2.625%, due 03/15/23		$350,000	308,875
4.375%, due 07/12/21		600,000	625,500
4.375%, due 03/21/23	COP	395,000,000	189,972
6.125%, due 01/18/41		$150,000	165,000
7.375%, due 09/18/37		575,000	730,250
7.750%, due 04/14/21	COP	1,530,000,000	926,823
8.125%, due 05/21/24		$250,000	331,250
9.850%, due 06/28/27	COP	3,200,000,000	2,241,431
			5,519,101
Croatia — 0.21%
Republic of Croatia,
6.250%, due 04/27/17[2]		$500,000	532,500
Dominican Republic — 0.23%
Republic of Dominica,
7.500%, due 05/06/21[2]		550,000	596,750
El Salvador — 0.39%
Republic of El Salvador,
7.750%, due 01/24/23[1]		320,000	355,200
8.250%, due 04/10/32[1]		615,000	639,600
			994,800
Hungary — 1.78%
Government of Hungary,
5.375%, due 02/21/23		550,000	523,187
6.500%, due 06/24/19	HUF	90,000,000	416,593
6.750%, due 02/24/17		70,000,000	325,627
7.500%, due 11/12/20		150,000,000	721,959
7.625%, due 03/29/41		$900,000	954,000
Hungarian Development Bank,
5.875%, due 05/31/16	EUR	1,200,000	1,656,286
			4,597,652
Indonesia — 4.82%
Indonesia Treasury Bond,
9.500%, due 07/15/23	IDR	29,400,000,000	3,153,831
11.750%, due 08/15/23		4,600,000,000	560,594
12.000%, due 09/15/26		12,215,000,000	1,548,045
Republic of Indonesia,
4.875%, due 05/05/21[2]		$1,080,000	1,096,200
5.875%, due 03/13/20[1]		740,000	803,825
6.625%, due 02/17/37[1]		920,000	975,200
7.750%, due 01/17/38[1]		3,135,000	3,773,756
8.500%, due 10/12/35[1]		400,000	513,500
			12,424,951
Latvia — 0.11%
Republic of Latvia,
5.250%, due 02/22/17[1]		250,000	272,192

Global High Income Fund Inc.

Portfolio of investments — July 31, 2013 (unaudited)

	Face amount		Value
Lithuania — 0.44%
Republic of Lithuania,
6.125%, due 03/09/21[1]		$450,000	$510,759
6.125%, due 03/09/21[2]		250,000	283,755
6.625%, due 02/01/22[2]		300,000	351,948
			1,146,462
Malaysia — 1.81%
Malaysia Government Bond,
3.197%, due 10/15/15	MYR	4,100,000	1,258,816
3.580%, due 09/28/18		2,600,000	792,864
3.892%, due 03/15/27		1,400,000	416,245
4.262%, due 09/15/16		5,100,000	1,605,148
4.392%, due 04/15/26		1,900,000	598,524
			4,671,597
Mexico — 3.60%
Mexican Bonos,
Series M,
7.750%, due 11/13/42	MXN	4,800,000	401,759
10.000%, due 11/20/36		2,000,000	207,922
Mexican Udibonos,
2.500%, due 12/10/20[6]		15,833,222	1,276,618
4.000%, due 11/15/40[6]		33,150,809	2,817,402
United Mexican States,
4.750%, due 03/08/44		$1,100,000	1,001,000
6.050%, due 01/11/40		2,030,000	2,238,075
Series A,
6.750%, due 09/27/34		450,000	540,000
7.500%, due 04/08/33		600,000	778,500
			9,261,276
Mongolia — 1.36%
Development Bank of Mongolia LLC,
5.750%, due 03/21/17[1]		1,500,000	1,425,000
Mongolia Government
International Bond,
4.125%, due 01/05/18[2]		300,000	275,250
5.125%, due 12/05/22[2]		2,100,000	1,806,000
			3,506,250
Montenegro — 0.84%
Republic of Montenegro,
7.875%, due 09/14/15	EUR	1,550,000	2,151,205
Nigeria — 3.00%
Nigeria Treasury Bills,
10.873%, due 01/09/14[7]	NGN	33,000,000	194,187
10.873%, due 01/23/14[7]		33,000,000	193,197
11.092%, due 11/21/13[7]		180,000,000	1,073,167
11.115%, due 03/06/14[7]		100,000,000	574,507
11.116%, due 04/10/14[7]		225,000,000	1,274,710
11.265%, due 09/26/13[7]		150,000,000	916,016
12.595%, due 09/05/13[7]		135,000,000	830,498
14.623%, due 11/07/13[7]		144,500,000	867,126
Republic of Nigeria,
15.100%, due 04/27/17		280,000,000	1,801,688
			7,725,096
Pakistan — 0.06%
Islamic Republic of Pakistan,
7.875%, due 03/31/36[1]		$200,000	164,000
Peru — 2.55%
Republic of Peru,
5.625%, due 11/18/50		1,750,000	1,802,500
6.900%, due 08/12/37[1]	PEN	1,750,000	664,860
6.950%, due 08/12/31[2]		1,750,000	674,335

Global High Income Fund Inc.

Portfolio of investments — July 31, 2013 (unaudited)

	Face amount		Value
7.840%, due 08/12/20[1]	PEN	6,700,000	$2,781,366
Series 7, 8.200%, due
08/12/26		1,442,000	649,777
			6,572,838
Philippines — 1.18%
Republic of the Philippines,
9.125%, due 09/04/16	PHP	110,000,000	3,029,356
Poland — 3.61%
Republic of Poland,
4.000%, due 10/25/23	PLN	5,200,000	1,614,618
5.000%, due 03/23/22		$650,000	698,341
5.500%, due 10/25/19	PLN	6,000,000	2,067,346
5.750%, due 09/23/22		14,000,000	4,920,117
			9,300,422
Romania — 0.63%
Romanian Government
International Bond,
4.375%, due 08/22/23[2]		$200,000	190,500
5.750%, due 01/27/16	RON	3,150,000	972,686
6.750%, due 02/07/22[1]		$100,000	112,375
6.750%, due 02/07/22[2]		300,000	337,125
			1,612,686
Russia — 4.40%
Russian Federation,
5.625%, due 04/04/42[1]		200,000	205,750
5.625%, due 04/04/42[2]		1,000,000	1,028,750
7.000%, due 01/25/23	RUB	25,100,000	741,214
7.050%, due 01/19/28		55,000,000	1,550,768
7.500%, due 03/31/30[1,8]		$34,270	40,139
7.500%, due 03/31/30[2,8]		596,000	703,280
7.600%, due 04/14/21	RUB	155,000,000	4,875,967
8.150%, due 02/03/27		69,500,000	2,180,705
			11,326,573
South Africa — 2.64%
Republic of South Africa,
4.665%, due 01/17/24		$1,810,000	1,755,700
5.500%, due 03/09/20		100,000	107,000
7.000%, due 02/28/31	ZAR	30,000,000	2,567,214
7.750%, due 02/28/23		23,650,000	2,381,498
			6,811,412
Sri Lanka — 2.09%
Republic of Sri Lanka,
5.875%, due 07/25/22[1]		$400,000	388,000
6.250%, due 10/04/20[1]		1,700,000	1,708,500
6.250%, due 10/04/20[2]		550,000	552,750
6.250%, due 07/27/21[1]		1,100,000	1,100,000
6.250%, due 07/27/21[2]		1,000,000	1,000,000
7.400%, due 01/22/15[1]		600,000	631,500
			5,380,750
Thailand — 3.46%
Thailand Government Bond,
1.200%, due 07/14/21[1,6]	THB	157,061,710	4,916,327
3.580%, due 12/17/27		58,000,000	1,722,860
3.775%, due 06/25/32		78,000,000	2,266,416
			8,905,603
Turkey — 6.09%
Republic of Turkey,
5.125%, due 03/25/22		$1,450,000	1,466,313
5.625%, due 03/30/21		1,000,000	1,056,250
6.000%, due 01/14/41		900,000	868,500
6.250%, due 09/26/22		1,300,000	1,413,750

Global High Income Fund Inc.

Portfolio of investments — July 31, 2013 (unaudited)

	Face amount		Value
6.750%, due 05/30/40		$750,000	$796,875
6.875%, due 03/17/36		250,000	269,375
7.100%, due 03/08/23	TRY	3,250,000	1,464,202
7.250%, due 03/05/38		$250,000	281,250
7.500%, due 11/07/19		200,000	234,000
8.000%, due 02/14/34		350,000	424,375
8.500%, due 09/14/22	TRY	1,500,000	736,511
10.500%, due 01/15/20		12,100,000	6,685,496
			15,696,897
Ukraine — 0.83%
Financing of Infrastructural
Projects State Enterprise,
8.375%, due 11/03/17[2]		$1,150,000	1,012,000
Government of Ukraine,
7.500%, due 04/17/23[2]		400,000	349,500
7.800%, due 11/28/22[1]		250,000	223,750
9.250%, due 07/24/17[2]		550,000	550,000
			2,135,250
Uruguay — 0.07%
Oriental Republic of Uruguay,
6.875%, due 09/28/25		150,000	183,000
Venezuela — 3.50%
Republic of Venezuela,
6.000%, due 12/09/20[1]		500,000	367,500
7.000%, due 03/31/38[1]		3,250,000	2,169,375
7.650%, due 04/21/25		2,850,000	2,094,750
7.750%, due 10/13/19[1]		150,000	125,250
8.250%, due 10/13/24[1]		2,000,000	1,540,000
9.250%, due 09/15/27		500,000	415,000
9.250%, due 05/07/28[1]		280,000	225,400
9.375%, due 01/13/34		2,550,000	2,071,875
			9,009,150
Vietnam — 0.10%
Socialist Republic of Vietnam,
6.875%, due 01/15/16[1]		250,000	268,750
Zambia — 0.14%
Republic of Zambia,
5.375%, due 09/20/22[2]		400,000	355,000

Total Non-US government obligations
(cost $178,315,798)			171,902,330
Convertible bond — 1.38%
China — 1.38%
China Petroleum & Chemical Corp.,
13.531%, due 04/24/14[7]
(cost $3,264,360)	HKD	23,000,000	3,551,305
Structured notes — 6.16%
Bangladesh — 0.77%
Standard Chartered Bank,
11.700%, due 06/05/18[2]
(linked to People's Republic
of Bangladesh Bonds,
11.700%, due 06/05/18)		$1,985,909	1,984,589

Global High Income Fund Inc.

Portfolio of investments — July 31, 2013 (unaudited)

	Face amount		Value
Ghana — 0.35%
Citigroup Funding Inc.,
23.000%, due 08/23/17[2,7]
(linked to Ghana
Government Bonds,
23.000%, due 08/21/17)		$1,750,000	$898,184
India — 3.59%
Standard Chartered Bank,
8.130%, due 09/23/22[2]
(linked to Indian
Government Bonds,
8.130%, due 09/23/22)		3,235,610	2,710,845
8.130%, due 09/23/22[2]
(linked to Indian
Government Bonds,
8.130%, due 09/23/22)		5,918,535	5,023,038
8.130%, due 09/23/22[2]
(linked to Indian
Government Bonds,
8.130%, due 09/23/22)		1,792,460	1,511,708
			9,245,591
Sri Lanka — 0.58%
Citigroup Funding Inc.,
8.500%, due 04/06/18[2]
(linked to Sri Lanka
Government Bonds,
8.500%, due 04/01/18)	LKR	218,000,000	1,497,000
Vietnam — 0.87%
Citigroup Funding Inc.,
7.600%, due 05/05/16[2]
(linked to Socialist Republic
of Vietnam Bonds,
7.600%, due 05/05/16)	VND	23,000,000,000	1,081,071
9.400%, due 07/03/15[2]
(linked to Socialist Republic
of Vietnam Bonds,
9.400%, due 07/03/15)	24,000,000,000		1,170,781
			2,251,852
Total structured notes
(cost $17,662,154)			15,877,216
Total bonds
(cost $247,375,295)			239,198,553

	Shares
Short-term investment — 4.15%
Investment company — 4.15%
UBS Cash Management Prime
Relationship Fund[9]
(cost $10,678,160)		10,678,160	10,678,160

Global High Income Fund Inc.

Portfolio of investments — July 31, 2013 (unaudited)

	Face amount covered by contracts		Value
Options Purchased* — 0.09%
Call Options — 0.02%
Foreign Exchange Option, Buy
USD/TRY,
strike @ TRY 2.0000,
expires August 2013		$1,490,000	$1,210
Foreign Exchange Option, Buy
USD/TRY,
strike @ TRY 2.0000,
expires August 2013		2,240,000	2,637
Foreign Exchange Option, Buy
USD/TRY,
strike @ TRY 2.0700,
expires August 2013		2,380,000	133
Foreign Exchange Option, Buy
USD/TRY,
strike @ TRY 2.0000,
expires September 2013		2,240,000	26,768
Foreign Exchange Option, Buy
USD/TRY,
strike @ TRY 2.1500,
expires October 2013		3,740,000	23,375
			54,123
Put Options — 0.07%
Foreign Exchange Option, Buy
AUD/BRL,
strike @ BRL 2.0000,
expires November 2013	AUD	1,920,000	18,716
Foreign Exchange Option, Buy
EUR/BRL,
strike @ BRL 2.6000,
expires August 2013	EUR	2,240,000	0
Foreign Exchange Option, Buy
EUR/BRL,
strike @ BRL 2.5000,
expires September 2013		1,700,000	0
Foreign Exchange Option, Buy
EUR/BRL,
strike @ BRL 2.5000,
expires September 2013		1,680,000	0
Foreign Exchange Option, Buy
EUR/BRL,
strike @ BRL 2.5000,
expires September 2013		1,700,000	0
Foreign Exchange Option, Buy
EUR/BRL,
strike @ BRL 2.8000,
expires June 2014		5,240,000	36,333
Foreign Exchange Option, Buy
EUR/PLN,
strike @ PLN 4.0000,
expires October 2013		3,400,000	1,544
Foreign Exchange Option, Buy
EUR/PLN,
strike @ PLN 4.0000,
expires January 2014		3,000,000	8,209
Foreign Exchange Option, Buy
EUR/ZAR,
strike @ ZAR 11.5000,
expires October 2013		1,910,000	499

Global High Income Fund Inc.

Portfolio of investments — July 31, 2013 (unaudited)

	Face amount covered by contracts		Value
Foreign Exchange Option, Buy
GBP/BRL,
strike @ BRL 2.9000,
expires September 2013	GBP	2,410,000	$0
Foreign Exchange Option, Buy
GBP/RUB,
strike @ RUB 45.9000,
expires September 2013		3,900,000	236
Foreign Exchange Option, Buy
GBP/ZAR,
strike @ ZAR 13.2000,
expires September 2013		1,820,000	19
Foreign Exchange Option, Buy
GBP/ZAR,
strike @ ZAR 13.2000,
expires September 2013		2,920,000	31
Foreign Exchange Option, Buy
USD/BRL,
strike @ BRL 1.9000,
expires April 2014		$9,860,000	1,982
Foreign Exchange Option, Buy
USD/BRL,
strike @ BRL 2.0300,
expires June 2014		4,090,000	6,720
Foreign Exchange Option, Buy
USD/BRL,
strike @ BRL 2.0300,
expires June 2014		2,720,000	4,478
Foreign Exchange Option, Buy
USD/MXN,
strike @ MXN 12.0000,
expires October 2013		3,370,000	4,827
Foreign Exchange Option, Buy
USD/TRY,
strike @ TRY 1.9200,
expires June 2014		7,480,000	88,386
Foreign Exchange Option, Buy
USD/ZAR,
strike @ ZAR 8.4000,
expires August 2013		5,050,000	0
Foreign Exchange Option, Buy
USD/ZAR,
strike @ ZAR 9.0000,
expires September 2013		1,870,000	614
			172,594
Total options purchased
(cost $1,119,872)			226,717
Total investments[10] — 97.10%
(cost $259,173,327)			250,103,430
Cash and other assets, less
liabilities — 2.90%			7,461,278
Net assets — 100.00%			$257,564,708

Global High Income Fund Inc.

Portfolio of investments — July 31, 2013 (unaudited)

Notes to portfolio of investments
Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$10,986,161
Gross unrealized depreciation	(20,056,058)
Net unrealized depreciation of investments	$(9,069,897)

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
BB	EUR	6,840,000	USD	8,896,949	10/07/13	$(204,793)
BB	GBP	2,381,000	USD	3,642,073	08/27/13	20,664
BB	INR	40,726,000	USD	680,582	08/26/13	15,433
BB	TRY	9,250,000	USD	4,687,817	09/18/13	(47,082)
BB	TWD	1,122,128	USD	37,542	09/18/13	100
BB	USD	4,861,962	BRL	11,126,000	06/10/14	(296,281)
BB	USD	668,736	INR	40,726,000	08/26/13	(3,587)
BB	USD	714,196	MXN	9,093,500	09/10/13	(5,021)
BB	USD	2,199,659	PLN	7,095,000	09/18/13	13,597
BB	USD	1,196,773	ZAR	12,240,000	09/18/13	35,451
CSI	BRL	34,038,994	USD	15,744,216	09/18/13	976,877
CSI	CLP	111,337,000	USD	217,561	09/23/13	2,573
CSI	INR	112,110,000	USD	1,925,627	09/18/13	105,444
CSI	PEN	5,150,000	USD	1,852,185	09/18/13	19,335
CSI	PLN	10,050,000	USD	2,996,972	09/18/13	(138,084)
CSI	TRY	4,982,000	EUR	1,999,920	08/29/13	101,565
CSI	TRY	1,850,000	USD	984,776	09/18/13	37,796
CSI	USD	2,778,543	BRL	6,050,000	09/18/13	(153,836)
CSI	USD	2,069,522	CNY	12,830,000	09/18/13	15,737
CSI	USD	4,719,242	IDR	47,560,516,958	09/18/13	(126,513)
CSI	USD	2,177,778	MXN	28,221,600	09/10/13	23,140
CSI	USD	373,980	MXN	4,754,000	09/10/13	(3,230)
CSI	USD	13,814,820	MXN	178,545,000	09/18/13	99,705
CSI	USD	2,163,462	RUB	72,000,000	09/18/13	3,239
CSI	USD	22,931	TRY	44,000	08/29/13	(328)
CSI	USD	2,842,430	TRY	5,520,000	09/18/13	(16,847)
DB	CLP	995,000,000	USD	1,945,449	09/23/13	24,136
DB	COP	2,863,660,000	USD	1,484,531	09/18/13	(18,762)
DB	EUR	2,000,000	TRY	4,938,000	08/29/13	(124,275)
DB	MXN	81,818,100	USD	6,052,415	09/10/13	(328,332)
DB	UAH	9,913,000	USD	1,071,668	02/03/14	(104,865)
DB	USD	1,951,292	CLP	996,720,000	09/23/13	(26,658)
DB	USD	1,102,810	INR	67,900,000	09/18/13	(407)
DB	USD	86,687	KRW	98,674,200	09/23/13	884
DB	USD	680,602	MXN	8,710,000	09/10/13	(1,335)
DB	USD	9,970,069	MYR	31,482,487	09/18/13	(292,165)
DB	USD	2,591,673	PHP	112,051,000	09/18/13	(11,442)
DB	USD	5,438,353	RUB	178,067,999	09/18/13	(79,741)
DB	USD	3,871,225	THB	119,388,590	09/18/13	(67,430)
DB	USD	5,940,345	TRY	11,379,324	09/18/13	(115,485)
DB	USD	7,068,355	ZAR	72,850,000	09/18/13	265,596
GSI	BRL	11,126,000	USD	4,613,726	06/10/14	48,044
GSI	UAH	2,238,000	USD	226,289	02/03/14	(39,330)
GSI	USD	2,817,636	COP	5,400,000,000	09/18/13	17,121
GSI	USD	3,854,406	HUF	882,697,499	09/18/13	51,932
GSI	USD	731,908	INR	44,500,000	09/18/13	(9,420)
GSI	USD	173,974	RON	600,000	09/18/13	5,948
JPMCB	USD	1,869,989	HUF	431,500,000	09/18/13	39,595

Global High Income Fund Inc.

Portfolio of investments — July 31, 2013 (unaudited)

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
JPMCB	USD	1,375,120	MYR	4,300,000	09/18/13	$(53,274)
MLI	USD	2,382,027	MXN	31,039,000	09/10/13	38,611
Net unrealized depreciation on forward foreign currency contracts						$(306,000)

Futures contracts

	Expiration date	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US Treasury futures buy contracts:
5 Year US Treasury Notes, 15 contracts (USD)	September 2013	$1,839,360	$1,820,508	$(18,852)
10 Year US Treasury Notes, 75 contracts (USD)	September 2013	9,718,714	9,482,812	(235,902)
US Treasury futures sell contracts:
US Long Bond Futures, 30 contracts (USD)	September 2013	(4,212,385)	(4,021,875)	190,510
Net unrealized depreciation on futures contracts				$(64,244)

Options written

	Expiration date	Premiums received	Value
Call options
Foreign Exchange Option, Sell USD/TRY, USD 1,490,000
face amount covered by contracts, strike @ TRY 2.1000	August 2013	$2,622	$(2)
Foreign Exchange Option, Sell USD/TRY, USD 2,380,000
face amount covered by contracts, strike @ TRY 2.1500	August 2013	2,499	(1)
Foreign Exchange Option, Sell USD/TRY, USD 2,240,000
face amount covered by contracts, strike @ TRY 2.1000	August 2013	4,838	(19)
Foreign Exchange Option, Sell USD/TRY, USD 2,240,000
face amount covered by contracts, strike @ TRY 2.1000	September 2013	9,072	(9,072)
Foreign Exchange Option, Sell USD/TRY, USD 3,740,000
face amount covered by contracts, strike @ TRY 2.2000	October 2013	18,775	(18,775)
Put options
Foreign Exchange Option, Sell AUD/BRL, AUD 1,920,000
face amount covered by contracts, strike @ BRL 1.9000	November 2013	13,476	(9,206)
Foreign Exchange Option, Sell EUR/BRL, EUR 2,240,000
face amount covered by contracts, strike @ BRL 2.5000	August 2013	7,990	0
Foreign Exchange Option, Sell EUR/BRL, EUR 1,700,000
face amount covered by contracts, strike @ BRL 2.4000	September 2013	9,856	0
Foreign Exchange Option, Sell EUR/BRL, EUR 1,680,000
face amount covered by contracts, strike @ BRL 2.4000	September 2013	8,054	0
Foreign Exchange Option, Sell EUR/BRL, EUR 1,700,000
face amount covered by contracts, strike @ BRL 2.4000	September 2013	5,773	0
Foreign Exchange Option, Sell EUR/BRL, EUR 5,230,000
face amount covered by contracts, strike @ BRL 2.6000	June 2014	44,540	(7,688)
Foreign Exchange Option, Sell EUR/PLN, EUR 3,400,000
face amount covered by contracts, strike @ PLN 3.9000	October 2013	5,687	(188)
Foreign Exchange Option, Sell EUR/PLN, EUR 3,000,000
face amount covered by contracts, strike @ PLN 3.9000	January 2014	12,506	(3,001)
Foreign Exchange Option, Sell EUR/ZAR, EUR 1,910,000
face amount covered by contracts, strike @ ZAR 11.0000	October 2013	19,768	(48)
Foreign Exchange Option, Sell GBP/BRL, GBP 2,410,000
face amount covered by contracts, strike @ BRL 2.7500	September 2013	23,984	0
Foreign Exchange Option, Sell GBP/RUB, GBP 3,900,000
face amount covered by contracts, strike @ RUB 44.2000	September 2013	31,451	(7)
Foreign Exchange Option, Sell GBP/ZAR, GBP 4,740,000
face amount covered by contracts, strike @ ZAR 12.7500	September 2013	58,297	(2)
Foreign Exchange Option, Sell USD/BRL, USD 9,860,000
face amount covered by contracts, strike @ BRL 1.8000	April 2014	26,166	(306)

Global High Income Fund Inc.

Portfolio of investments — July 31, 2013 (unaudited)

	Expiration date	Premiums received	Value
Foreign Exchange Option, Sell USD/BRL, USD 8,180,000
face amount covered by contracts, strike @ BRL 1.9600	June 2014	$36,851	$(5,552)
Foreign Exchange Option, Sell USD/BRL, USD 5,440,000
face amount covered by contracts, strike @ BRL 1.9600	June 2014	26,938	(3,715)
Foreign Exchange Option, Sell USD/MXN, USD 3,370,000
face amount covered by contracts, strike @ MXN 11.5000	October 2013	15,677	(523)
Foreign Exchange Option, Sell USD/TRY, USD 3,740,000
face amount covered by contracts, strike @ TRY 1.9800	June 2014	118,184	(83,218)
Foreign Exchange Option, Sell USD/ZAR, USD 3,740,000
face amount covered by contracts, strike @ ZAR 8.4000	September 2013	18,737	(12)
Total options written		$521,741	$(141,335)

Written options activity for the period ended July 31, 2013 was as follows:

	Number of contracts	Premiums received
Options outstanding at October 31, 2012	-	$-
Options written	368	6,656
Options terminated in closing purchase transactions	(368)	(6,656)
Options expired prior to exercise	-	-
Options outstanding at July 31, 2013	-	$-

Foreign exchange written option activity for the period ended July 31, 2013 was as follows:

Premiums received
Foreign exchange options outstanding at October 31, 2012	$43,987
Foreign exchange options written	2,973,732
Foreign exchange options terminated in closing purchase transactions	(2,491,631)
Foreign exchange options expired prior to exercise	(4,347)
Foreign exchange options outstanding at July 31, 2013	$521,741

Currency swap agreements4

Counterparty	Pay contracts		Receive contracts		Termination date	Pay rate[11]	Receive rate[11]	Upfront payments	Value	Unrealized appreciation
BB	INR	308,000,000	USD	5,966,670	12/05/16	4.500%	6 month USD LIBOR	$-	$1,203,668	$1,203,668
BB	PHP	85,653,500	USD	2,085,803	12/18/15	1.300	6 month USD LIBOR	-	143,934	143,934
								$-	$1,347,602	$1,347,602

Interest rate swap agreements

Counterparty	Notional amount		Termination date	Payments made by the Fund[11]	Payments received by the Fund[11]	Upfront payments	Value	Unrealized appreciation/ (depreciation)
BB	KRW	3,250,000,000	08/19/16	3.530%	3 month CD KSDA	$-	$(46,996)	$(46,996)
CITI	KRW	2,900,000,000	08/26/16	3.410	3 month CD KSDA	-	(32,747)	(32,747)
CITI	MYR	1,950,000	08/24/15	3 month KLIBOR	3.505%	-	720	720
DB	MYR	7,650,000	08/24/15	3 month KLIBOR	3.500	-	2,566	2,566
DB	TWD	85,000,000	08/22/16	1.325	3 month TWCPBA	-	(12,792)	(12,792)
DB	ZAR	12,700,000	05/31/23	3 month JIBAR	7.480	-	(56,815)	(56,815)
GSI	TWD	85,500,000	08/26/16	1.280	3 month TWCPBA	-	(8,734)	(8,734)
MLI	MXN	7,200,000	11/16/28	28 day MXIBTIIE	8.830	-	79,639	79,639
MLI	MXN	7,000,000	11/21/28	28 day MXIBTIIE	8.610	-	65,513	65,513
MLI	ZAR	35,000,000	06/04/18	3 month JIBAR	6.400	-	(115,106)	(115,106)
						$-	$(124,752)	$(124,752)

Credit default swaps on credit indices — buy protection12

Counterparty	Referenced index[13]	Notional amount		Termination date	Payments made by the Fund[11]	Upfront payments received	Value	Unrealized appreciation
BB	CDX.EM Series 18 Index	USD	2,350,000	12/20/17	5.000%	$282,470	$(193,365)	$89,105
DB	CDX.EM.Series 17 Index	USD	1,900,000	06/20/17	5.000	207,100	(148,002)	59,098
GSI	CDX.EM.Series 18 Index	USD	4,050,000	12/20/17	5.000	470,775	(333,247)	137,528
MLI	CDX.EM.Series 18 Index	USD	1,100,000	12/20/17	5.000	128,700	(90,511)	38,189
						$1,089,045	$(765,125)	$323,920

Credit default swaps on sovereign issues — sell protection14

Counterparty	Referenced obligation[13]	Notional amount		Termination date	Payments received by the Fund[11]	Upfront payments (made)/ received	Value	Unrealized appreciation/ (depreciation)	Credit spread[15]
BB	Federative Republic of Brazil bond, 12.250%, due 03/06/30	USD	180,000	06/20/22	1.000%	$14,775	$(16,098)	$(1,323)	2.214%
BB	Russian Federation bond, 2.250%, due 03/31/30	USD	2,900,000	12/20/22	1.000	277,973	(296,752)	(18,779)	2.338
CITI	Republic of Korea bond, 4.875%, due 09/22/14	USD	2,860,000	06/20/18	1.000	(25,725)	25,646	(79)	0.835
CSI	United Mexican States bond, 7.500%, due 04/08/33	USD	1,000,000	02/20/14	4.170	-	39,882	39,882	0.432
DB	Federative Republic of Brazil bond, 12.250%, due 03/06/30	USD	800,000	06/20/22	1.000	64,908	(71,546)	(6,638)	2.214
						$331,931	$(318,868)	$13,063

The following is a summary of the fair valuations according to the inputs used as of July 31, 2013 in valuing the Fund's investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Corporate bonds	$–	$47,867,702	$–	$47,867,702
Non-US government obligations	–	171,902,330	–	171,902,330
Convertible bond	–	3,551,305	–	3,551,305
Structured notes	–	15,877,216	–	15,877,216
Short-term investment	–	10,678,160	–	10,678,160
Options purchased	–	226,717	–	226,717
Forward foreign currency contracts, net	–	(306,000)	–	(306,000)
Futures contracts, net	(64,244)	–	–	(64,244)
Options written	–	(141,335)	–	(141,335)
Swap agreements, net	–	138,857	–	138,857
Total	$(64,244)	$249,794,952	$–	$249,730,708

Level 3 rollforward disclosure

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

Corporate bonds
Assets
Beginning balance	$440
Purchases	-
Issuances	-
Sales	0
Accrued discounts (premiums)	-
Total realized loss	(4,243,962)
Change in net unrealized appreciation/depreciation	4,243,522
Transfers into Level 3	-
Transfers out of Level 3	-
Ending balance	$-

Global High Income Fund Inc.

Portfolio of investments — July 31, 2013 (unaudited)

Portfolio footnotes

*	Non-income producing security.
[1]	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At July 31, 2013, the value of these securities amounted to $53,424,534 or 20.74% of net assets.
[2]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2013, the value of these securities amounted to $42,860,745 or 16.64% of net assets.
[3]	Variable or floating rate security — The interest rate shown is the current rate as of July 31, 2013 and changes periodically.
[4]	Security is illiquid. At July 31, 2013, the value of this security and other illiquid derivative instruments amounted to $3,026,569 or 1.18% of net assets.
[5]	Security pays, when required, a floating rate that is determined annually based on the Argentina GDP.
[6]	Debt security whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the securities is fixed, while the principal value rises or falls based on changes in an index. Thus, if inflation occurs, the principal and interest payments on the securities are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the securities principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the securities generally pay lower interest rates than typical government securities from the issuer's country. Only if inflation occurs will securities offer a higher real yield than a conventional security of the same maturity.
[7]	Rate shown reflects annualized yield at July 31, 2013 on zero coupon bond.
[8]	Step bond — Coupon rate increases in increments to maturity. Rate disclosed is as of July 31, 2013. Maturity date disclosed is the ultimate maturity date.
[9]	The table below details the Fund’s investments in a fund advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Security description	Value 10/31/12	Purchases during the nine months ended 07/31/13	Sales during the nine months ended 07/31/13	Value 07/31/13	Income earned from affiliate for the nine months ended 07/31/13
UBS Cash Management Prime Relationship Fund	$11,067,701	$71,610,970	$72,000,511	$10,678,160	$7,041

[10]

The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities and other instruments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable securities or instruments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities or instruments. Securities and other instruments also may be valued based on appraisals derived from information concerning the security or instrument or similar securities or instruments received from recognized dealers in those holdings. Securities and instruments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Securities and instruments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities or instruments are traded on more than one exchange, the securities or instruments are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM” or the “Advisor”), the investment advisor of the Fund. If a market value is not readily available from an independent pricing source for a particular security or instrument, that security or instrument is valued at fair value as determined in good faith by or under the direction of the Fund’s Board. Various factors may be reviewed in order to make a good faith determination of a security’s or instrument’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities or instruments; and the evaluation of forces which influence the market in which the securities or instruments are purchased and sold. Certain securities or instruments in which the Fund invests are traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m. Eastern Time will not be reflected in the Fund’s net asset value. However, if the Fund determines that such developments are so significant that they will materially affect the value of the Fund’s securities or instruments, the Fund may adjust the previous closing prices to reflect what is believed to be the fair value of these securities or instruments as of 4:00 p.m. Eastern Time. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Fund’s use of the practical expedient within ASC Topic 820, investments in nonregistered investment companies are also valued at the daily net asset value.

[11]	Payments made or received are based on the notional amount.
[12]	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.

Global High Income Fund Inc.

Portfolio of investments — July 31, 2013 (unaudited)

[13]	Payments from/to the counterparty will be received/made upon the occurrence of bankruptcy and/or restructuring event with respect to the referenced index/obligation.
[14]	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
[15]	Credit spreads, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event occurring for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity. Credit spreads are unaudited.

Portfolio acronyms
CD KSDA	Korean Securities Dealer Association 91-day Certificate of Deposit Rate
GDP	Gross Domestic Product
JIBAR	Johannesburg Interbank Agreed Rate
JSC	Joint stock company
KLIBOR	Korea Interbank Offered Rate
LIBOR	London Interbank Offered Rate
MXIBTIIE	Mexico Interbank TIIE 28 Day Rate
OJSC	Open joint stock company
TWCPBA	Taiwan Secondary Markets Bills Rate

Counterparty abbreviations
BB	Barclays Bank PLC
CITI	Citibank NA
CSI	Credit Suisse International
DB	Deutsche Bank AG
GSI	Goldman Sachs International
JPMCB	JPMorgan Chase Bank
MLI	Merrill Lynch International

Currency abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	Korean Won
LKR	Sri Lanka Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
UAH	Ukrainian Hryvna
USD	United States Dollar
VND	Vietnamese Dong
ZAR	South African Rand

The Fund’s Board of Directors (the “Board”) has delegated to the UBS Global Asset Management Global Valuation Committee (“GVC”) the responsibility for making fair value determinations with respect to the Fund’s portfolio holdings. The GVC is comprised of representatives of management, including members of the investment team.

The GVC provides reports to the Board at each quarterly meeting regarding any securities or instruments that have been fair valued, valued pursuant to standing instructions approved by the GVC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the GVC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances, as discussed below, securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Fund’s investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investments are purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US Generally Accepted Accounting Principles (“GAAP”) requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical investments.

Level 2 – Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.

Level 3 – Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy has been included near the end of the Fund’s Portfolio of investments.

In January 2013, Accounting Standards Update 2013-01 (“ASU 2013-01”), “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”, replaced Accounting Standards Update 2011-11 (“ASU 2011-11”), “Disclosures about Offsetting Assets and Liabilities”. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement.

Management is currently evaluating the application of ASU 2013-01 and its impact, if any, on the Fund’s financial statements.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semi-annual report to shareholders dated April 30, 2013.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global High Income Fund Inc.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	September 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	September 30, 2013

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	September 30, 2013